Intangible Assets, Net and Goodwill - Additional Information (Detail) € in Thousands, S/ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, in Thousands					1 Months Ended										12 Months Ended
	Jul. 14, 2017 MXN ($)	Feb. 24, 2017 MXN ($)	May 26, 2016 MXN ($)	May 26, 2016 PEN (S/)	Jan. 31, 2017 MXV ( )	Jul. 31, 2016 MXN ($)	Jul. 31, 2016 USD ($)	May 30, 2016 MXN ($)	May 30, 2016 EUR (€)	Feb. 28, 2016 MXN ($)	Nov. 30, 2015 MXN ($)	Nov. 30, 2015 EUR (€)	Oct. 31, 2015 MXN ($)	May 31, 2015 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2015 ARS ($)	Feb. 28, 2016 USD ($)
Disclosure of intangible assets and goodwill [line items]
Amortization of intangibles															$ 24,348,182	$ 19,522,968	$ 15,000,875
Renewal of license [member] | 700 MHz frequency band [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license |					3,592,034
Vip mobile serbian subsidiary [member] | 800 MHz spectrum [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license											$ 1,129,988	€ 60,942
2015 acquisition [member]
Disclosure of intangible assets and goodwill [line items]
License fee recognized															$ 448,364
License estimated remaining useful life															10 years
Telekom Austria [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license								$ 410,713	€ 18,837
Radiomovil dipsa [member] | Renewal of license [member] | 800 MHz frequency band [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license													$ 1,007,410
Frequency band expiration year													2030
Radiomovil dipsa [member] | Renewal of license [member] | Eight point four Mega Hertz frequency band [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license		$ 917,431
Radiomovil dipsa [member] | Renewal of license [member] | Two point five Giga Hertz frequency band [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license	$ 5,305,498
Claro Equador [member] | 4G license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license														$ 2,861,060
Frequency band expiration year														2023
IGP-ID [member] | Renewal of license [member] | 700 MHz frequency band [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license																	4,412,730	R$ 1,001,414
Vipnet Croatia [member] | New MHz frequency [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license | €												€ 18,513
Vipnet Croatia [member] | Existing MHz frequency [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license											$ 321,915
Paraguay subsidiary [member] | 30 Mhz spectrum [member]
Disclosure of intangible assets and goodwill [line items]
Total consideration										$ 830,719										$ 46,000
Radiomovil Dipsa S A de C V (Telcel) [member] | Acquired through auction [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license										$ 2,098,060
Mtel Bulgaria [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license								$ 135,441	€ 6,212
Peru subsidiary [member] | Spectrum in public auction [member] | 700 MHz frequency band [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license			$ 5,627,316	S/ 1,002,523
Frequency band expiration year			Dec. 31, 2036	Dec. 31, 2036
Argentina [member] | 4G license [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license																	5,599,745		$ 3,269,312
Puerto Rico, Panama and other countries [member] | Other licenses [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license																	$ 4,174,614
Ecuador [member] | Ecuador Telecom, S.A. [member] | License to operate TV [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license						$ 27,700	$ 1,500
Chile Europe uruguay and other countries [member] | Other licenses [member]
Disclosure of intangible assets and goodwill [line items]
Amount paid for license															$ 2,532,088